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                HARTFORD SELECT LEADERS (SERIES II, IIR AND III)
                             SEPARATE ACCOUNT THREE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-101928

   SUPPLEMENT DATED NOVEMBER 14, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005


The following corrects the disclosure under "Contract Owner Periodic Expenses - Series II and Series IIR Contracts" in Section 2 of your prospectus:


    Total Separate Account Annual Expenses with optional benefit Separate
    Account charges (7)                                                  2.65%




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-5315